Reconciliation of Level 3 Assets and Liabilities - Recurring (Details) (Fair Value, Measurements, Recurring [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Collateralized Debt Obligations [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Abstract]
Beginning balance	$ 2,917	$ 2,780
Total realized and unrealized gains (losses) included in net income		120
Total realized gains (losses) included in other comprehensive income	1,479	491
Sales		(474)
Ending balance	4,396	2,917
Derivative Loan and Forward Loan Sale Commitments, Net [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Abstract]
Beginning balance	(8)	(21)
Total realized and unrealized gains (losses) included in net income		13
Total realized gains (losses) included in other comprehensive income	21	0
Sales		0
Ending balance	$ 13	$ (8)